NON-CURRENT ASSETS HELD FOR SALE - Associated liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 4,870	$ 12,646
Other accounts payable
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	4,338	$ 12,646
Provisions
Disclosure of noncurrent assets held-for-sale [line items]
Liabilities included in disposal groups classified as held for sale	$ 532